Schedule of Investments (unaudited)	iShares® Investment Grade Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.1%
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	$806	$647,847
5.15%, 05/01/30 (Call 02/01/30)	1,658	1,642,704
5.71%, 05/01/40 (Call 11/01/39)	230	226,768
5.93%, 05/01/60 (Call 11/01/59)	1,038	1,007,583
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	470	459,431
L3Harris Technologies Inc., 4.40%, 06/15/28
(Call 03/15/28)	1,610	1,556,965
Northrop Grumman Corp., 4.75%, 06/01/43	384	345,903
RTX Corp.
4.50%, 06/01/42	1,229	1,055,544
4.88%, 10/15/40	390	350,655
		7,293,400
Agriculture — 2.5%
Altria Group Inc.
3.40%, 05/06/30 (Call 02/06/30)	190	168,731
5.38%, 01/31/44(a)	906	879,033
5.80%, 02/14/39 (Call 08/14/38)	1,377	1,354,365
6.88%, 11/01/33 (Call 08/01/33)	400	424,605
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	885	720,972
4.74%, 03/16/32 (Call 12/16/31)	65	60,227
4.91%, 04/02/30 (Call 01/02/30)	339	323,578
6.34%, 08/02/30 (Call 06/02/30)	90	92,388
7.75%, 10/19/32 (Call 07/19/32)	435	480,843
BAT International Finance PLC, 4.45%, 03/16/28
(Call 02/16/28)	250	239,812
Philip Morris International Inc.
5.38%, 02/15/33 (Call 11/15/32)	830	817,351
5.75%, 11/17/32 (Call 08/17/32)	324	331,411
6.38%, 05/16/38	1,304	1,402,512
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	512	480,506
5.85%, 08/15/45 (Call 02/12/45)	1,044	922,249
		8,698,583
Auto Parts & Equipment — 0.4%
Aptiv PLC, 3.25%, 03/01/32 (Call 12/01/31)(a)	1,530	1,300,542

Banks — 14.1%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28
(Call 09/14/27), (1-year CMT + 2.700%)(b)	1,200	1,208,547
Bank of America Corp.
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	1,918	1,647,497
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	1,934	1,700,224
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	1,523	1,431,281
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	485	458,990
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	743	696,090
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	1,804	1,667,248
4.30%, 01/28/25 (Call 01/28/25),
(3-mo. SOFR + 2.926%)(a)(b)(c)	1,465	1,352,911
6.10%, 03/17/25 (Call 03/17/25),
(3-mo. SOFR + 4.160%)(a)(b)(c)	1,106	1,092,988
Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The), Series F,
4.63%, 09/20/26 (Call 09/20/26),
(3-mo. SOFR + 3.393%)(b)(c)	$1,895	$1,717,834
Citigroup Inc.
3.30%, 04/27/25	1,697	1,646,582
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	290	267,791
Goldman Sachs Group Inc. (The)
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	1,694	1,573,910
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	71	67,026
HSBC Holdings PLC
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(b)	1,591	1,445,893
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	1,527	1,444,773
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(b)	1,307	1,244,181
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(b)	488	469,363
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	1,336	1,410,731
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	2,072	1,628,824
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	1,915	1,651,857
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	1,815	1,661,533
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	253	240,859
Series HH, 4.60%, 02/01/25 (Call 02/01/25),
(3-mo. SOFR + 3.125%)(a)(b)(c)	1,797	1,724,841
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	1,740	1,469,218
3.59%, 07/22/28 (Call 07/22/27)(b)	1,656	1,550,116
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	1,814	1,609,867
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	1,703	1,588,110
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	1,696	1,610,060
PNC Financial Services Group Inc. (The)
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	1,620	1,608,480
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	1,646	1,647,121
Wells Fargo & Co.
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(b)	1,903	1,637,278
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(b)	1,491	1,405,334
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(b)	825	769,899
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	1,670	1,561,954
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(b)	756	727,345

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.88%, 06/15/25 (Call 06/15/25)(b)(c)	$1,676	$1,650,937
		48,287,493
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36
(Call 08/01/35)	1,588	1,513,214
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (Call 07/23/38)	95	95,292
8.20%, 01/15/39	548	694,742
		2,303,248
Biotechnology — 2.7%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	702	583,348
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	2,107	1,732,948
Bio-Rad Laboratories Inc., 3.70%, 03/15/32
(Call 12/15/31)	1,557	1,336,140
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	1,477	1,343,412
5.65%, 12/01/41 (Call 06/01/41)	676	682,789
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	2,011	1,596,914
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	1,858	1,715,143
1.75%, 09/02/27 (Call 07/02/27)	208	182,230
2.15%, 09/02/31 (Call 06/02/31)	55	42,983
		9,215,907
Building Materials — 0.5%
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,570	1,271,092
Fortune Brands Innovations Inc., 5.88%, 06/01/33
(Call 03/01/33)	510	508,306
		1,779,398
Chemicals — 1.2%
Dow Chemical Co. (The), 5.55%, 11/30/48
(Call 05/30/48)	737	694,838
DuPont de Nemours Inc., 5.32%, 11/15/38
(Call 05/15/38)	706	686,571
Eastman Chemical Co., 5.75%, 03/08/33
(Call 12/08/32)	436	433,391
Huntsman International LLC, 4.50%, 05/01/29
(Call 02/01/29)	1,375	1,274,388
LYB International Finance BV, 4.88%, 03/15/44
(Call 09/15/43)	684	574,370
LYB International Finance III LLC, 5.63%, 05/15/33
(Call 02/15/33)(a)	377	376,816
		4,040,374
Commercial Services — 1.5%
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	1,260	1,001,634
5.10%, 06/01/28 (Call 05/01/28)	85	83,975
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	1,233	1,111,693
3.20%, 08/15/29 (Call 05/15/29)	798	703,199
5.30%, 08/15/29 (Call 06/15/29)	406	398,039
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	155	121,376
2.90%, 10/01/30 (Call 07/01/30)	1,960	1,650,407
		5,070,323
Computers — 2.7%
Apple Inc., 2.55%, 08/20/60 (Call 02/20/60)(a)	2,912	1,817,167
Security	Par (000)	Value

Computers (continued)
Booz Allen Hamilton Inc., 5.95%, 08/04/33
(Call 05/04/33)	$537	$542,264
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)	1,395	1,642,772
8.35%, 07/15/46 (Call 01/15/46)	700	863,261
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	300	265,079
4.20%, 04/15/32 (Call 01/15/32)	358	325,137
5.50%, 01/15/33 (Call 10/15/32)(a)	950	943,693
6.00%, 09/15/41(a)	706	707,587
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	620	496,614
4.38%, 05/15/30 (Call 02/15/30)	1,289	1,192,510
5.75%, 03/15/33 (Call 12/15/32)	163	162,336
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	270	222,650
		9,181,070
Distribution & Wholesale — 0.6%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)(d)	215	213,334
5.75%, 06/15/28 (Call 05/15/28)	1,215	1,205,582
6.25%, 06/15/33 (Call 03/15/33)(d)	104	104,078
6.25%, 06/15/33 (Call 03/15/33)	502	502,375
		2,025,369
Diversified Financial Services — 1.6%
American Express Co., 3.55%, 09/15/26
(Call 09/15/26), (5-year CMT + 2.854%)(b)(c)	2,029	1,710,508
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	725	653,950
2.45%, 03/03/27 (Call 02/03/27)	104	94,560
5.38%, 06/01/25 (Call 06/01/25),
(5-year CMT + 4.971%)(a)(b)(c)	386	372,966
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(b)	775	765,655
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)	1,235	1,263,365
Raymond James Financial Inc., 4.95%, 07/15/46	753	650,881
		5,511,885
Electric — 10.9%
Ameren Illinois Co.
3.85%, 09/01/32 (Call 06/01/32)	440	395,820
4.95%, 06/01/33 (Call 03/01/33)	420	408,483
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	503	493,851
5.20%, 10/01/28 (Call 09/01/28)	443	446,826
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	125	117,895
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	355	227,954
4.00%, 03/01/48 (Call 09/01/47)	175	137,874
Constellation Energy Generation LLC
5.80%, 03/01/33 (Call 12/01/32)	485	487,815
6.13%, 01/15/34 (Call 10/15/33)	410	420,816
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	276	186,352
4.63%, 05/15/33 (Call 11/15/32)	633	604,725
4.90%, 02/15/29 (Call 12/15/28)	411	408,475
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	105	67,218
5.20%, 04/01/33 (Call 01/01/33)	500	496,903
Series A, 3.00%, 03/01/32 (Call 12/01/31)	469	398,146
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	469	392,273

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.20%, 08/15/49 (Call 02/15/49)	$1,339	$896,849
4.95%, 01/15/33 (Call 10/15/32)	282	276,329
Duke Energy Florida LLC, 2.40%, 12/15/31
(Call 09/15/31)	580	469,685
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	419	250,396
5.40%, 04/01/53 (Call 10/01/52)	381	360,308
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	280	186,041
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	638	506,024
3.40%, 04/01/32 (Call 01/01/32)	435	379,071
3.45%, 03/15/29 (Call 12/15/28)	265	245,777
5.25%, 03/15/33 (Call 12/15/32)	411	408,426
Edison International
5.25%, 11/15/28 (Call 10/15/28)	521	512,909
6.95%, 11/15/29 (Call 09/15/29)	380	402,210
Enel Finance International NV, 4.63%, 06/15/27
(Call 05/15/27)(d)	1,240	1,200,406
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	470	371,836
4.00%, 03/15/33 (Call 12/15/32)	923	824,291
4.20%, 09/01/48 (Call 03/01/48)	433	338,883
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	1,298	1,132,177
Evergy Kansas Central Inc., 3.45%, 04/15/50
(Call 10/15/49)	280	191,733
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	1,671	1,550,164
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,721	1,609,380
Georgia Power Co., 4.30%, 03/15/42	130	107,914
Kentucky Utilities Co., 3.30%, 06/01/50
(Call 12/01/49)	248	165,598
National Grid PLC
5.60%, 06/12/28 (Call 05/12/28)	445	448,631
5.81%, 06/12/33 (Call 03/12/33)	1,336	1,341,109
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	365	243,095
4.30%, 05/15/28 (Call 04/15/28)(d)	510	493,802
4.55%, 09/15/32 (Call 06/15/32)	660	623,950
5.65%, 11/15/33 (Call 08/15/33)(d)	930	954,560
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	75	66,219
5.90%, 06/15/32 (Call 03/15/32)	507	495,264
6.10%, 01/15/29 (Call 12/15/28)	1,406	1,412,711
6.15%, 01/15/33 (Call 10/15/32)	694	691,236
6.40%, 06/15/33 (Call 03/15/33)	389	393,615
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)(a)	458	447,832
PPL Electric Utilities Corp., 5.00%, 05/15/33
(Call 02/15/33)	500	488,990
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	1,600	1,263,401
5.25%, 04/01/53 (Call 10/01/52)	1,550	1,429,206
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	424	365,649
4.65%, 03/15/33 (Call 12/15/32)	457	439,129
Public Service Electric and Gas Co., 5.20%, 08/01/33
(Call 05/01/33)	406	407,057
San Diego Gas & Electric Co.
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	1,142	723,106
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	105	89,282
Sempra Energy, 4.88%, 10/15/25 (Call 07/15/25),
(5-year CMT + 4.550%)(a)(b)(c)	1,605	1,537,866
Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
5.30%, 03/01/28 (Call 02/01/28)	$682	$687,058
5.88%, 12/01/53 (Call 06/01/53)	143	141,788
5.95%, 11/01/32 (Call 08/01/32)(a)	1,154	1,190,507
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	1,019	836,621
Series B, 4.00%, 01/15/51 (Call 01/15/26),
(5-year CMT + 3.733%)(b)	1,783	1,669,105
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	530	421,167
2.63%, 03/15/51 (Call 09/15/50)	285	168,698
		37,548,487
Electronics — 0.8%
Avnet Inc., 6.25%, 03/15/28 (Call 02/15/28)	410	416,763
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	625	557,154
2.38%, 08/09/28 (Call 06/09/28)	575	483,719
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	1,291	1,309,434
		2,767,070
Engineering & Construction — 0.3%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	413	402,322
6.35%, 08/18/28 (Call 07/18/28)	497	506,984
		909,306
Equity Funds — 0.1%
Ares Management Corp., 6.38%, 11/10/28
(Call 10/10/28)	415	423,980

Food — 1.7%
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	521	447,695
4.85%, 11/01/28 (Call 08/01/28)	346	336,495
5.30%, 11/01/38 (Call 05/01/38)	1,354	1,231,961
J M Smucker Co. (The), 6.20%, 11/15/33
(Call 08/15/33)	1,620	1,691,394
Sysco Corp.
5.95%, 04/01/30 (Call 01/01/30)	1,123	1,162,540
6.60%, 04/01/50 (Call 10/01/49)	830	909,569
		5,779,654
Gas — 0.3%
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	476	380,561
5.50%, 01/15/26 (Call 12/15/25)	213	212,731
Southern California Gas Co.
5.20%, 06/01/33 (Call 03/01/33)	433	426,496
6.35%, 11/15/52 (Call 05/15/52)	91	97,312
		1,117,100
Health Care - Products — 1.7%
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)(a)	1,465	1,255,884
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	70	64,884
3.63%, 03/15/32 (Call 12/15/31)	1,320	1,139,394
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)	2,088	1,655,075
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	530	439,719
3.75%, 03/15/51 (Call 09/15/50)	658	474,104

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)	$1,010	$822,386
		5,851,446
Health Care - Services — 2.5%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,911	1,656,422
3.38%, 02/15/30 (Call 02/15/25)	865	748,067
4.63%, 12/15/29 (Call 12/15/24)	40	37,149
Elevance Health Inc., 4.65%, 01/15/43	383	334,107
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)(a)	400	358,960
4.13%, 06/15/29 (Call 03/15/29)	1,791	1,661,175
5.13%, 06/15/39 (Call 12/15/38)	75	67,356
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	228	205,557
4.95%, 10/01/44 (Call 04/01/44)	440	390,844
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(d)	1,205	1,201,542
Laboratory Corp. of America Holdings, 4.70%,
02/01/45 (Call 08/01/44)	243	208,530
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	472	424,082
2.65%, 10/15/30 (Call 07/15/30)	1,672	1,360,075
		8,653,866
Holding Companies - Diversified — 2.4%
Ares Capital Corp.
3.20%, 11/15/31 (Call 08/15/31)	496	392,674
3.88%, 01/15/26 (Call 12/15/25)	1,767	1,673,946
7.00%, 01/15/27	10	10,112
Blackstone Secured Lending Fund
2.85%, 09/30/28 (Call 07/30/28)	641	536,200
3.63%, 01/15/26 (Call 12/15/25)	1,389	1,300,928
Blue Owl Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	225	191,848
3.40%, 07/15/26 (Call 06/15/26)	1,878	1,710,259
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)	1,538	1,295,140
3.40%, 01/15/26 (Call 12/15/25)	671	624,107
Golub Capital BDC Inc., 2.50%, 08/24/26
(Call 07/24/26)	571	507,408
		8,242,622
Home Builders — 0.4%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,723	1,485,300

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28
(Call 09/06/28)	185	182,506

Insurance — 4.2%
American International Group Inc.
5.13%, 03/27/33 (Call 12/27/32)	1,265	1,229,796
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(b)	936	876,458
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	387	308,222
4.20%, 03/17/32 (Call 12/17/31)	505	447,322
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	255	237,170
5.50%, 06/15/33 (Call 03/15/33)	447	440,507
Corebridge Financial Inc.
3.90%, 04/05/32 (Call 01/05/32)	1,940	1,698,323
6.05%, 09/15/33 (Call 06/15/33)(d)	385	390,071
Security	Par (000)	Value

Insurance (continued)
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50
(Call 04/15/50)	$1,251	$850,336
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	588	497,423
5.63%, 08/16/32 (Call 05/16/32)(a)	1,286	1,248,285
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	325	258,184
3.40%, 06/15/30 (Call 03/15/30)	312	269,686
First American Financial Corp., 2.40%, 08/15/31
(Call 05/15/31)	572	433,519
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	581	384,215
5.00%, 05/20/49 (Call 11/20/48)	205	175,420
Old Republic International Corp., 3.85%, 06/11/51
(Call 12/11/50)(a)	578	395,470
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(b)	1,052	867,254
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(b)	1,705	1,584,508
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	1,255	1,221,516
5.35%, 05/15/33 (Call 02/15/33)	720	702,994
		14,516,679
Internet — 0.4%
Alphabet Inc., 2.25%, 08/15/60 (Call 02/15/60)	443	258,039
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	1,508	1,236,820
		1,494,859
Iron & Steel — 0.6%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	213	219,949
6.80%, 11/29/32 (Call 08/29/32)	1,662	1,711,142
		1,931,091
Lodging — 0.7%
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,764	1,680,153
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	650	542,280
		2,222,433
Machinery — 0.6%
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	420	404,055
Westinghouse Air Brake Technologies Corp., 4.70%,
09/15/28 (Call 06/15/28)	1,747	1,688,490
		2,092,545
Machinery - Diversified — 0.5%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	1,647	1,667,013

Manufacturing — 1.0%
Carlisle Companies Inc., 2.75%, 03/01/30
(Call 12/01/29)	1,471	1,243,161
General Electric Co.
5.88%, 01/14/38(a)	380	399,563
6.75%, 03/15/32	1,386	1,536,314
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	300	259,327
		3,438,365
Media — 0.7%
Comcast Corp., 1.95%, 01/15/31 (Call 10/15/30)(a)	480	390,620
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)	80	68,126
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	90	87,716

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.48%, 01/25/39 (Call 07/25/38)	$1,547	$1,412,991
6.50%, 10/13/33 (Call 07/13/33)	275	286,095
Walt Disney Co. (The), 6.65%, 11/15/37	268	300,758
		2,546,306
Mining — 1.0%
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)	252	234,125
5.45%, 03/15/43 (Call 09/15/42)	580	520,384
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	1,038	943,006
Southern Copper Corp.
5.25%, 11/08/42	35	31,295
5.88%, 04/23/45(a)	939	896,563
6.75%, 04/16/40	735	774,658
		3,400,031
Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	133	121,789
3.28%, 12/01/28 (Call 10/01/28)	457	403,750
3.57%, 12/01/31 (Call 09/01/31)	1,664	1,432,904
		1,958,443
Oil & Gas — 3.4%
BP Capital Markets PLC
4.38%, (Call 06/22/25),
(5-year CMT + 4.036%)(b)(c)	1,712	1,649,474
4.88%, (Call 03/22/30),
(5-year CMT + 4.398%)(a)(b)(c)	1,759	1,580,928
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)	1,756	1,670,119
Diamondback Energy Inc., 6.25%, 03/15/33
(Call 12/15/32)	89	92,138
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	425	425,160
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	1,780	1,705,573
Occidental Petroleum Corp.
7.50%, 05/01/31	760	827,423
8.88%, 07/15/30 (Call 01/15/30)	1,439	1,639,093
Pioneer Natural Resources Co., 2.15%, 01/15/31
(Call 10/15/30)(a)	765	629,430
Valero Energy Corp., 6.63%, 06/15/37(a)	1,423	1,492,601
		11,711,939
Packaging & Containers — 0.6%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	279	266,543
5.63%, 05/26/33 (Call 02/26/33)(a)	320	319,840
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	1,569	1,289,230
		1,875,613
Pharmaceuticals — 2.8%
AbbVie Inc.
4.50%, 05/14/35 (Call 11/14/34)	797	749,304
4.70%, 05/14/45 (Call 11/14/44)	598	539,927
4.85%, 06/15/44 (Call 12/15/43)	140	129,611
AstraZeneca PLC, 6.45%, 09/15/37	1,237	1,377,901
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	1,858	1,559,862
Cigna Group (The)
4.80%, 08/15/38 (Call 02/15/38)	85	78,421
4.80%, 07/15/46 (Call 01/16/46)	1,484	1,309,451
4.90%, 12/15/48 (Call 06/15/48)	100	88,616
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	748	673,071
4.78%, 03/25/38 (Call 09/25/37)	1,507	1,352,262
Security	Par (000)	Value

Pharmaceuticals (continued)
5.13%, 07/20/45 (Call 01/20/45)	$192	$170,943
Johnson & Johnson, 2.45%, 09/01/60 (Call 03/01/60)	2,473	1,493,753
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	246	219,901
		9,743,023
Pipelines — 8.2%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	225	194,321
3.60%, 09/01/32 (Call 06/01/32)	484	410,928
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	300	273,412
5.13%, 06/30/27 (Call 01/01/27)	1,630	1,614,602
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/24)	1,755	1,670,269
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)	309	272,571
4.50%, 10/01/29 (Call 10/01/24)	1,776	1,656,832
Enbridge Inc.
5.50%, 07/15/77 (Call 07/15/27),
(3-mo. SOFR + 3.680%)(b)	1,889	1,660,773
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. SOFR + 3.903%)(b)	985	879,585
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30),
(5-year CMT + 5.314%)(b)	283	245,927
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	966	940,664
5.25%, 04/15/29 (Call 01/15/29)	1,648	1,618,816
5.75%, 02/15/33 (Call 11/15/32)	705	702,059
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(b)	1,914	1,754,150
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	1,500	1,443,281
5.30%, 12/01/34 (Call 06/01/34)	456	431,075
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	95	79,416
4.50%, 04/15/38 (Call 10/15/37)	714	606,497
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	615	533,752
3.40%, 09/01/29 (Call 06/01/29)	320	285,312
4.55%, 07/15/28 (Call 04/15/28)	958	919,406
6.10%, 11/15/32 (Call 08/15/32)(a)	625	636,568
Plains All American Pipeline LP/PAA Finance Corp.,
3.55%, 12/15/29 (Call 09/15/29)	423	377,408
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,772	1,692,867
4.50%, 05/15/30 (Call 11/15/29)	477	450,333
Targa Resources Corp.
4.88%, 02/01/31 (Call 02/01/26)	1,785	1,652,432
5.50%, 03/01/30 (Call 03/01/25)	500	482,635
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27),
(3 mo. LIBOR US + 3.208%)(b)	1,971	1,723,632
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26),
(3 mo. LIBOR US + 4.640%)(b)	1,123	1,050,643
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	1,857	1,682,943
6.15%, 04/01/33 (Call 01/01/33)	345	347,507
		28,290,616
Real Estate — 0.2%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	608	605,316

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 6.7%
American Homes 4 Rent LP, 3.63%, 04/15/32
(Call 01/15/32)(a)	$585	$501,367
American Tower Corp.
2.90%, 01/15/30 (Call 10/15/29)	813	698,462
3.38%, 10/15/26 (Call 07/15/26)	107	100,936
3.55%, 07/15/27 (Call 04/15/27)	140	131,731
3.80%, 08/15/29 (Call 05/15/29)	1,813	1,664,453
3.95%, 03/15/29 (Call 12/15/28)	70	64,950
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)	668	599,403
4.13%, 05/15/29 (Call 02/15/29)	1,366	1,245,859
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	40	37,386
3.80%, 02/15/28 (Call 11/15/27)	655	609,686
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	533	454,792
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	120	108,342
3.70%, 08/15/27 (Call 05/15/27)	1,576	1,484,632
5.55%, 01/15/28 (Call 12/15/27)	266	265,657
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	1,385	1,126,316
3.20%, 11/18/29 (Call 08/18/29)	631	557,402
Extra Space Storage LP
3.50%, 07/01/26 (Call 04/01/26)	460	435,802
5.70%, 04/01/28 (Call 03/01/28)	409	409,734
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	580	465,895
5.25%, 06/01/25 (Call 03/01/25)	666	654,721
5.30%, 01/15/29 (Call 10/15/28)	900	861,054
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30
(Call 06/15/30)	1,457	1,242,209
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	640	483,765
2.30%, 11/15/28 (Call 09/15/28)	578	493,751
4.15%, 04/15/32 (Call 01/15/32)(a)	555	485,419
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	1,582	1,253,017
4.20%, 04/15/32 (Call 01/15/32)	543	474,819
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	903	847,644
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	1,735	1,644,529
4.95%, 02/15/30 (Call 12/15/29)	261	242,698
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)	195	172,108
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)(a)	121	100,917
3.10%, 01/15/30 (Call 10/15/29)	1,446	1,254,247
4.13%, 03/15/29 (Call 09/15/28)	40	37,529
4.25%, 04/15/28 (Call 01/15/28)	631	602,207
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	1,327	1,224,011
		23,037,450
Retail — 1.5%
AutoZone Inc., 6.55%, 11/01/33 (Call 08/01/33)	395	421,090
Darden Restaurants Inc., 6.30%, 10/10/33
(Call 07/10/33)	410	421,615
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	1,555	1,262,638
4.10%, 01/15/52 (Call 07/15/51)	720	480,348
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	420	341,404
4.20%, 05/15/28 (Call 02/15/28)	1,570	1,493,093
Security	Par (000)	Value

Retail (continued)
McDonald’s Corp.
4.70%, 12/09/35 (Call 06/09/35)	$364	$344,382
4.88%, 12/09/45 (Call 06/09/45)	220	200,373
O’Reilly Automotive Inc., 3.90%, 06/01/29
(Call 03/01/29)	271	254,294
		5,219,237
Semiconductors — 3.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27 (Call 10/15/26)	336	322,881
Broadcom Inc.
4.00%, 04/15/29 (Call 02/15/29)(d)	870	814,798
4.15%, 11/15/30 (Call 08/15/30)	1,279	1,185,601
4.75%, 04/15/29 (Call 01/15/29)	912	888,615
5.00%, 04/15/30 (Call 01/15/30)(a)	257	253,031
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)	1,510	1,265,485
5.95%, 09/15/33 (Call 06/15/33)	415	420,416
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	1,394	1,321,157
5.33%, 02/06/29 (Call 11/06/28)	305	301,632
6.75%, 11/01/29 (Call 09/01/29)	434	455,033
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)	380	381,057
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)	122	107,520
4.30%, 06/18/29 (Call 03/18/29)(a)	1,734	1,633,508
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	1,590	1,439,059
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	502	461,324
3.00%, 06/01/31 (Call 03/01/31)	450	366,800
		11,617,917
Shipbuilding — 0.3%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	610	521,313
4.20%, 05/01/30 (Call 02/01/30)	406	373,625
		894,938
Software — 3.4%
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	715	588,915
2.90%, 12/01/29 (Call 09/01/29)	1,169	1,012,533
Microsoft Corp.
2.68%, 06/01/60 (Call 12/01/59)	1,325	832,740
3.04%, 03/17/62 (Call 09/17/61)	2,663	1,810,497
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	95	81,321
2.95%, 04/01/30 (Call 01/01/30)	959	840,348
3.90%, 05/15/35 (Call 11/15/34)	315	269,615
4.30%, 07/08/34 (Call 01/08/34)	1,641	1,480,486
5.38%, 07/15/40(a)	1,715	1,616,777
6.25%, 11/09/32 (Call 08/09/32)(a)	1,105	1,163,621
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	1,674	1,595,332
4.70%, 05/15/30 (Call 02/15/30)	516	491,582
		11,783,767
Telecommunications — 5.4%
AT&T Inc.
4.35%, 03/01/29 (Call 12/01/28)(a)	353	339,163
5.40%, 02/15/34 (Call 11/15/33)	160	158,149
Corning Inc., 5.45%, 11/15/79 (Call 05/15/79)	365	318,953

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Deutsche Telekom International Finance BV, 8.75%,
06/15/30	$1,422	$1,678,706
Juniper Networks Inc., 3.75%, 08/15/29
(Call 05/15/29)	242	221,082
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	360	292,407
2.75%, 05/24/31 (Call 02/24/31)	480	395,091
4.60%, 05/23/29 (Call 02/23/29)	1,269	1,230,968
Orange SA, 9.00%, 03/01/31	1,307	1,580,022
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)(a)	2,002	1,742,618
Sprint Capital Corp.
6.88%, 11/15/28	435	459,976
8.75%, 03/15/32	1,429	1,707,799
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	1,792	1,530,699
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)(a)	230	200,218
2.55%, 02/15/31 (Call 11/15/30)	1,017	843,061
2.70%, 03/15/32 (Call 12/15/31)	275	225,344
3.60%, 11/15/60 (Call 05/15/60)	85	56,687
3.75%, 04/15/27 (Call 02/15/27)	1,232	1,174,600
3.88%, 04/15/30 (Call 01/15/30)	1,754	1,611,075
4.38%, 04/15/40 (Call 10/15/39)	350	299,123
4.50%, 04/15/50 (Call 10/15/49)	176	146,366
Verizon Communications Inc.
4.27%, 01/15/36	503	451,080
4.40%, 11/01/34 (Call 05/01/34)	463	425,504
4.50%, 08/10/33	107	100,040
5.25%, 03/16/37	1,370	1,356,613
		18,545,344
Transportation — 0.4%
United Parcel Service Inc., 6.20%, 01/15/38	1,111	1,214,035
Total Long-Term Investments — 98.4%
(Cost: $342,848,270)		337,475,889

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	14,148,192	$14,155,266
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(e)(f)	1,680,000	1,680,000

Total Short-Term Securities — 4.6%
(Cost: $15,829,193)		15,835,266

Total Investments — 103.0%
(Cost: $358,677,463)		353,311,155

Liabilities in Excess of Other Assets — (3.0)%		(10,253,126)

Net Assets — 100.0%		$343,058,029

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Perpetual security with no stated maturity date.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,118,282	$1,039,997	(a)	$—		$(4,039)	$1,026	$14,155,266	14,148,192	$38,719	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,043,000	—		(363,000	)(a)	—	—	1,680,000	1,680,000	51,425		—
						$(4,039)	$1,026	$15,835,266		$90,144		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$337,475,889	$—	$337,475,889
Money Market Funds	15,835,266	—	—	15,835,266
	$15,835,266	$337,475,889	$—	$353,311,155

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate